Pension plan obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	R$ (4,717,463)	R$ (4,956,089)	R$ (5,662,521)
Fair value of the plan's assets	2,567,272	2,634,427	2,793,927
Liability as per statement of financial position - pension obligations	(2,150,191)	(2,321,662)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,715,388)	(2,764,027)	(3,112,980)
Fair value of the plan's assets	2,567,272	2,634,427	2,793,927
Liability as per statement of financial position - pension obligations	(148,116)	(129,600)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,002,075)	(2,192,062)	(2,549,541)
Fair value of the plan's assets
Liability as per statement of financial position - pension obligations	R$ (2,002,075)	R$ (2,192,062)